Lease Arrangements - Summary of Other Related Lease Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about property, plant and equipment [abstract]
Expenses relating to short-term leases	$ 316,799	$ 10,346	$ 431,613
Expenses relating to low-value assets leases	3,913	128	3,242
Expenses relating to variable lease payments not included in the measurement of lease liabilities	124,883	4,078	126,584
Total cash outflow for leases	$ 1,856,816	$ 60,641	$ 2,494,384